Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2018
Organization and Nature of Operations
Schedule of amounts originally reported, net correction adjustments and corrected amounts for items affected by the restatement

	Year ended December 31, 2018
	As	Net	As
	reported	adjustments	corrected
Prepaid expense and other current assets	$20,743,685	$(21,327)	$20,722,358
Total assets	795,644,966	(21,327)	795,623,639
Income taxes payable-current portion	393,552	(393,552)	—
Income taxes payable-long term portion	1,803,512	737,268	2,540,780
Deferred taxes	26,237,841	2,056,642	28,294,483
Total liabilites	409,375,841	2,400,358	411,776,199
Additional paid in capital	489,949,791	(2,661,820)	487,287,971
Accumulated deficit	(102,359,672)	240,135	(102,119,537)
Shareholders' equity	386,269,125	(2,421,685)	383,847,440
Total liabilities and shareholders' equity	795,644,966	(21,327)	795,623,639
Income tax benefit	9,267,917	(284,475)	8,983,442
Net loss	(109,396,266)	(284,475)	(109,680,741)
Comprehensive loss	(110,609,302)	(284,475)	(110,893,777)
Loss per share	(2.42)	—	(2.42)
Weighted average shares basic and diluted	45,276,278	—	45,276,278

	Year ended December 31, 2017
	As	Net	As
	reported	adjustments	corrected
Prepaid expense and other current assets	$25,498,092	$(226,524)	$25,271,568
Total assets	919,740,149	(226,524)	919,513,625
Income taxes payable-long term portion	1,334,645	994,209	2,328,854
Deferred taxes	42,891,444	916,477	43,807,921
Total liabilites	483,956,381	1,910,686	485,867,067
Partners' capital	436,416,914	(2,137,210)	434,279,704
Total Partners' capital	435,783,768	(2,137,210)	433,646,558
Total liabilities and partners' capital	919,740,149	(226,524)	919,513,625
Income tax benefit	44,500,731	(109,005)	44,391,726
Net loss	(41,141,811)	(109,005)	(41,250,816)
Comprehensive loss	(42,049,738)	(109,005)	(42,158,743)
Loss per share	(0.96)	—	(0.96)
Weighted average shares basic and diluted	42,855,722	—	42,855,722